Segment and Customer Reporting (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment and Customer Reporting
Large format batteries	$ 17,053	$ 10,111	$ 42,514	$ 32,452
Other	80	163	806	608
Total of Large format batteries	$ 17,133	$ 10,274	$ 43,320	$ 33,060